Exhibit 99.7

Client Name:
Client Project Name:	ARRW 2022-1
Start - End Dates:	9/25/2017 - 11/10/2021
Deal Loan Count:	501

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Compliance	State Rate Spread	CMPSRS2051	CA Higher-Priced Loan	1
Total				1

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